Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories
6.	Inventories

Inventories consisted of the follows:

	March 31, 2013	December 31, 2012
Raw materials	$239	$221
Work-in-process	87	99
Finished goods(1)	406	477
Materials and supplies, net(2)	118	117

Total	$850	$914

(1)	Includes inventory on consignment to others of approximately $65 million and $42 million at March 31, 2013 and December 31, 2012, respectively.
(2)	Materials and supplies consist of processing chemicals, maintenance supplies and spare parts, which will be consumed directly and indirectly in the production of the Company’s products.

7. Inventories

Inventories at December 31, 2012 and 2011 were as follows:

	Successor
	December 31, 2012	December 31, 2011
Raw materials	$221	$124
Work-in-process	99	9
Finished goods(1)	477	130
Materials and supplies, net(2)	117	48

Total(3)	$914	$311

(1)	Includes inventory on consignment to others of approximately $42 million and $12 million at December 31, 2012 and 2011, respectively.
(2)	Materials and supplies consist of processing chemicals, maintenance supplies and spare parts, which will be consumed directly and indirectly in the production of the Company’s products.
(3)	The fair value of inventory from the acquired mineral sands business in the Transaction was $553 million.